Organization and Business Overview - Schedule of Company has Direct Interests Subsidiaries (Details)	6 Months Ended
May 31, 2025
Intelligent Joy Limited (“IJL”) [Member]
Schedule of Subsidiary of Limited Liability Company [Line Items]
Place and date of formation	Hong Kong, October 24, 2016
Issued ordinary share capital	2,010,003
Ownership	100% owned by IGL
Principal activity	Financial PR services
Intelligent Tech Limited (“ITL”) [Member]
Schedule of Subsidiary of Limited Liability Company [Line Items]
Place and date of formation	Hong Kong, June 16, 2018
Issued ordinary share capital	HK$100
Ownership	100% owned by IGL
Principal activity	Financial PR services